Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (1,921)	£ (995)	£ (1,505)
Exchange adjustments	(18)	87	(47)
Additions through business combinations		(42)
Service cost	(291)	(266)	(281)
Past service cost	(43)	(31)	(94)
Interest cost	(36)	(26)	(36)
Settlements and curtailments	18	9	14
Remeasurements:
Return on plan assets, excluding amounts included in interest	1,056	984	(610)
Gain from change in demographic assumptions	69	78	131
(Loss)/gain from change in financial assumptions	(1,340)	(2,022)	1,149
Experience gains/(losses)	110	(13)	(87)
Employer contributions	313	343	386
Expenses	(21)	(27)	(15)
Ending of net defined benefit liability	£ (2,104)	£ (1,921)	£ (995)